Leases (Leased Assets under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (53,330)	¥ (96,270)
Leased assets under capital leases, Net	18,335	34,242
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	66,722	123,816
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 4,943	¥ 6,696